Property, Plant and Equipment - Summary of Detailed Information About Lease And Own Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018	[1]
Property, plant and equipment [abstract]
Property, plant and equipment	€ 12,062	€ 12,088	€ 12,270
Owned assets [Member]
Property, plant and equipment [abstract]
Property, plant and equipment	10,249	10,214
Lease assets [Member]
Property, plant and equipment [abstract]
Property, plant and equipment	€ 1,813	€ 1,874

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.